STOCKHOLDERS' EQUITY (Details 3)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%		0.00%
Risk-free rate of return (Minimum)			1.43%	[1]	1.63%
Risk-free rate of return (Maximum)			1.63%		1.76%
Expected life in years		4 years 9 months
Volatility (Minimum)			90.00%		91.00%
Volatility (Maximum)			94.00%		98.00%
Forfeiture rate			2.60%		2.60%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	7 years		7 years		5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 6 months		4 years 9 months		4 years

[1]	Cancellations in 2015 and a portion of the 2014 cancellations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.